Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following section was prepared in accordance with the SEC’s new pay versus performance (“PvP”) disclosure rules (Item 402(v) of Regulation S-K) (PvP Rules). The PvP rules include a new definition of pay, called Compensation Actually Paid (CAP), which is compared to certain performance measures as required by the PvP Rules. The Company does not use CAP as a basis for making compensation decisions. For a discussion of the Company’s executive compensation policies and programs and an explanation of how executive compensation decisions are made, please refer to the Compensation Discussion and Analysis.
Pay versus performance table
Year	Summary Compensation Table Total for PEO1	Compensation Actually Paid2 to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers3	Average Compensation Actually Paid2 to Non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands)	HEI Consolidated Adjusted Net Income5 (in thousands)
					Total Shareholder Return	Peer Group4 Total Shareholder Return
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$3,811,515	$4,046,729	$1,353,755	$1,241,936	$99	$117	$241,138	$230,562
2021	$5,933,523	$7,901,297	$3,002,679	$2,673,496	$95	$116	$246,166	$229,909
2020	$5,108,212	$315,826	$1,904,441	$794,294	$78	$99	$197,824	$225,181
1
2022: Mr. Seu; 2021 and 2020: Constance Lau (former HEI CEO).

2
Compensation Actually Paid is the summary compensation table total for the PEO (column (b) above) and average summary compensation table total for the Non-PEO NEOs (column (d) above), as applicable, with the adjustments to the value of pension and stock adjusted as set out below pursuant to Item 402(v)(2)(iii) of Regulation S-K.*

3
2022: Messrs. Ito, Murao and Hazelton and Mss. Kimura and Teranishi; 2021: Messrs. Seu, Murao, Hazelton and Richard Wacker (former ASB CEO) and Ms. Teranishi; 2020: Messrs. Seu, Murao, Hazelton and Wacker.

4
Edison Electric Institute Index.

5
HEI Consolidated Adjusted Net Income represents HEI consolidated net income, adjusted for certain items. See paragraphs entitled "Non-GAAP Net Income Metrics" in the Compensation Discussion and Analysis and “Reconciliation of GAAP to Non-GAAP Measures: Incentive Compensation Adjustments,” attached as Exhibit A.

*
Adjustments pursuant to Item 402(v)(2)(iii) of Regulation S-K:

	PEO			Average Non-PEO Named Executive Officers
	2020	2021	2022	2020	2021	2022
Summary Compensation Table Total	$5,108,212	$5,933,523	$3,811,515	$1,904,441	$3,002,679	$1,353,755
Pension adjustments:
SCT reversal1	(576,610)	—	(236,512)	(375,524)	(274,111)	—
Service cost2	73,183	79,155	309,997	75,657	81,404	99,567
Stock adjustments:
SCT reversal3	(2,378,882)	(3,204,098)	(1,830,874)	(611,973)	(817,776)	(576,870)
New awards outstanding4	1,758,452	4,141,353	1,919,877	409,890	755,592	445,932
Change in value of prior year awards5	(1,510,281)	457,298	62,282	(297,021)	62,236	52,989
New awards vested during the year6	—	—	—	—	—	7,681
Vested prior year awards7	(2,158,248)	494,066	10,444	(311,176)	16,297	(59,380)
Forfeitures8	—	—	—	—	(152,825)	(81,738)
Compensation Actually Paid	$315,826	$7,901,297	$4,046,729	$794,294	$2,673,496	$1,241,936

1
See Item 402(v)(2)(iii)(A) of Regulation S-K.

2
See Item 402(v)(2)(iii)(B)(1)(i) of Regulation S-K.

3
See Item 402(v)(2)(iii)(C)(1) of Regulation S-K.

4
See Item 402(v)(2)(iii)(C)(1)(i) of Regulation S-K.

5
See Item 402(v)(2)(iii)(C)(1)(ii) of Regulation S-K.

6
See Item 402(v)(2)(iii)(C)(1)(iii) of Regulation S-K.

7
See Item 402(v)(2)(iii)(C)(1)iv) of Regulation S-K.

8
See Item 402(v)(2)(iii)(C)(1)(v) of Regulation S-K.

Company Selected Measure Name	HEI Consolidated Adjusted Net Income
Named Executive Officers, Footnote [Text Block]
1
2022: Mr. Seu; 2021 and 2020: Constance Lau (former HEI CEO).

2
Compensation Actually Paid is the summary compensation table total for the PEO (column (b) above) and average summary compensation table total for the Non-PEO NEOs (column (d) above), as applicable, with the adjustments to the value of pension and stock adjusted as set out below pursuant to Item 402(v)(2)(iii) of Regulation S-K.*

3
2022: Messrs. Ito, Murao and Hazelton and Mss. Kimura and Teranishi; 2021: Messrs. Seu, Murao, Hazelton and Richard Wacker (former ASB CEO) and Ms. Teranishi; 2020: Messrs. Seu, Murao, Hazelton and Wacker.

Peer Group Issuers, Footnote [Text Block]	4 Edison Electric Institute Index.
PEO Total Compensation Amount	$ 3,811,515	$ 5,933,523	$ 5,108,212
PEO Actually Paid Compensation Amount	$ 4,046,729	7,901,297	315,826
Adjustment To PEO Compensation, Footnote [Text Block]
*
Adjustments pursuant to Item 402(v)(2)(iii) of Regulation S-K:

	PEO			Average Non-PEO Named Executive Officers
	2020	2021	2022	2020	2021	2022
Summary Compensation Table Total	$5,108,212	$5,933,523	$3,811,515	$1,904,441	$3,002,679	$1,353,755
Pension adjustments:
SCT reversal1	(576,610)	—	(236,512)	(375,524)	(274,111)	—
Service cost2	73,183	79,155	309,997	75,657	81,404	99,567
Stock adjustments:
SCT reversal3	(2,378,882)	(3,204,098)	(1,830,874)	(611,973)	(817,776)	(576,870)
New awards outstanding4	1,758,452	4,141,353	1,919,877	409,890	755,592	445,932
Change in value of prior year awards5	(1,510,281)	457,298	62,282	(297,021)	62,236	52,989
New awards vested during the year6	—	—	—	—	—	7,681
Vested prior year awards7	(2,158,248)	494,066	10,444	(311,176)	16,297	(59,380)
Forfeitures8	—	—	—	—	(152,825)	(81,738)
Compensation Actually Paid	$315,826	$7,901,297	$4,046,729	$794,294	$2,673,496	$1,241,936

1
See Item 402(v)(2)(iii)(A) of Regulation S-K.

2
See Item 402(v)(2)(iii)(B)(1)(i) of Regulation S-K.

3
See Item 402(v)(2)(iii)(C)(1) of Regulation S-K.

4
See Item 402(v)(2)(iii)(C)(1)(i) of Regulation S-K.

5
See Item 402(v)(2)(iii)(C)(1)(ii) of Regulation S-K.

6
See Item 402(v)(2)(iii)(C)(1)(iii) of Regulation S-K.

7
See Item 402(v)(2)(iii)(C)(1)iv) of Regulation S-K.

8
	See Item 402(v)(2)(iii)(C)(1)(v) of Regulation S-K
Non-PEO NEO Average Total Compensation Amount	$ 1,353,755	3,002,679	1,904,441
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,241,936	2,673,496	794,294
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
*
Adjustments pursuant to Item 402(v)(2)(iii) of Regulation S-K:

	PEO			Average Non-PEO Named Executive Officers
	2020	2021	2022	2020	2021	2022
Summary Compensation Table Total	$5,108,212	$5,933,523	$3,811,515	$1,904,441	$3,002,679	$1,353,755
Pension adjustments:
SCT reversal1	(576,610)	—	(236,512)	(375,524)	(274,111)	—
Service cost2	73,183	79,155	309,997	75,657	81,404	99,567
Stock adjustments:
SCT reversal3	(2,378,882)	(3,204,098)	(1,830,874)	(611,973)	(817,776)	(576,870)
New awards outstanding4	1,758,452	4,141,353	1,919,877	409,890	755,592	445,932
Change in value of prior year awards5	(1,510,281)	457,298	62,282	(297,021)	62,236	52,989
New awards vested during the year6	—	—	—	—	—	7,681
Vested prior year awards7	(2,158,248)	494,066	10,444	(311,176)	16,297	(59,380)
Forfeitures8	—	—	—	—	(152,825)	(81,738)
Compensation Actually Paid	$315,826	$7,901,297	$4,046,729	$794,294	$2,673,496	$1,241,936

1
See Item 402(v)(2)(iii)(A) of Regulation S-K.

2
See Item 402(v)(2)(iii)(B)(1)(i) of Regulation S-K.

3
See Item 402(v)(2)(iii)(C)(1) of Regulation S-K.

4
See Item 402(v)(2)(iii)(C)(1)(i) of Regulation S-K.

5
See Item 402(v)(2)(iii)(C)(1)(ii) of Regulation S-K.

6
See Item 402(v)(2)(iii)(C)(1)(iii) of Regulation S-K.

7
See Item 402(v)(2)(iii)(C)(1)iv) of Regulation S-K.

8
	See Item 402(v)(2)(iii)(C)(1)(v) of Regulation S-K
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP VERSUS TSR PERFORMANCE 2020-2022
Compensation Actually Paid vs. Net Income [Text Block]	CAP VERSUS NET INCOME 2020-2022
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP Versus HEI Consolidated Adjusted Net Income 2020-2022
Tabular List [Table Text Block]
Performance measures used to link company performance to executive compensation
The following performance measures, in our assessment, represent the most important performance measures used by us to link company performance to the compensation paid to our named executive officers for 2022. These performance measures are described in the Compensation Discussion and Analysis, in the tables entitled “2022 Annual Incentive Performance Metrics and Why We Use Them” and “2022-24 Long-Term Incentive Performance Metrics and Why We Use Them.”
HEI PEO1	HEI NON-PEO NEOs2	Utility NEO3	ASB NEO4
HEI consolidated adjusted net income	HEI consolidated adjusted net income	HEI consolidated adjusted net income	HEI consolidated adjusted net income
HEI 3-year average return on average common equity	HEI 3-year average return on average common equity	Utility consolidated net income	ASB adjusted net income
HEI 3-year average annual EPS growth	HEI 3-year average annual EPS growth	Utility operating metrics	ASB 3-year average return on equity
Utility decarbonization	Utility decarbonization	Utility decarbonization	ASB Return on Assets
HEI relative TSR	HEI relative TSR	HEI relative TSR	HEI relative TSR
Utility 3-year average annual return on average common equity
Mr. Seu

Messrs. Ito, Murao and Hazelton

Ms. Kimura

Ms. Teranishi

Total Shareholder Return Amount	$ 99	95	78
Peer Group Total Shareholder Return Amount	117	116	99
Net Income (Loss)	$ 241,138,000	$ 246,166,000	$ 197,824,000
Company Selected Measure Amount	230,562	229,909	225,181
PEO Name	Mr. Seu
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]
5
	HEI Consolidated Adjusted Net Income represents HEI consolidated net income, adjusted for certain items. See paragraphs entitled "Non-GAAP Net Income Metrics" in the Compensation Discussion and Analysis and “Reconciliation of GAAP to Non-GAAP Measures: Incentive Compensation Adjustments,” attached as Exhibit A
PEO [Member] | Pension Adjustments, SCT Reversal [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (236,512)		$ (576,610)
PEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	309,997	$ 79,155	73,183
PEO [Member] | Stock Adjustments, SCT Reversal [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,830,874)	(3,204,098)	(2,378,882)
PEO [Member] | Stock Adjustments, New Award Outsatanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,919,877	4,141,353	1,758,452
PEO [Member] | Stock Adjustments, Change In Value of Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	62,282	457,298	(1,510,281)
PEO [Member] | Stock Adjustments, Vested Prior Year Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 10,444	494,066	(2,158,248)
PEO [Member] | Mr. Seu [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	HEI consolidated adjusted net income
PEO [Member] | Mr. Seu [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	HEI 3-year average return on average common equity
PEO [Member] | Mr. Seu [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	HEI 3-year average annual EPS growth
PEO [Member] | Mr. Seu [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Utility decarbonization
PEO [Member] | Mr. Seu [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	HEI relative TSR
Non-PEO NEO [Member] | Pension Adjustments, SCT Reversal [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(274,111)	(375,524)
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 99,567	81,404	75,657
Non-PEO NEO [Member] | Stock Adjustments, SCT Reversal [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(576,870)	(817,776)	(611,973)
Non-PEO NEO [Member] | Stock Adjustments, New Award Outsatanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	445,932	755,592	409,890
Non-PEO NEO [Member] | Stock Adjustments, Change In Value of Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	52,989	62,236	(297,021)
Non-PEO NEO [Member] | Stock Adjustments, New Award Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,681
Non-PEO NEO [Member] | Stock Adjustments, Vested Prior Year Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(59,380)	16,297	$ (311,176)
Non-PEO NEO [Member] | Stock Adjustments, Forfeiture [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (81,738)	$ (152,825)
Non-PEO NEO [Member] | Messrs. Hazelton, Ito and Murao [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	HEI consolidated adjusted net income
Non-PEO NEO [Member] | Messrs. Hazelton, Ito and Murao [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	HEI 3-year average return on average common equity
Non-PEO NEO [Member] | Messrs. Hazelton, Ito and Murao [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	HEI 3-year average annual EPS growth
Non-PEO NEO [Member] | Messrs. Hazelton, Ito and Murao [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Utility decarbonization
Non-PEO NEO [Member] | Messrs. Hazelton, Ito and Murao [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	HEI relative TSR
Non-PEO NEO [Member] | Ms. Kimura [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	HEI consolidated adjusted net income
Non-PEO NEO [Member] | Ms. Kimura [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Utility decarbonization
Non-PEO NEO [Member] | Ms. Kimura [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	HEI relative TSR
Non-PEO NEO [Member] | Ms. Kimura [Member] | Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Utility consolidated net income
Non-PEO NEO [Member] | Ms. Kimura [Member] | Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Utility operating metrics
Non-PEO NEO [Member] | Ms. Kimura [Member] | Measure [Axis]: 8
Pay vs Performance Disclosure [Table]
Measure Name	Utility 3-year average annual return on average common equity
Non-PEO NEO [Member] | Ms. Teranishi [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	HEI consolidated adjusted net income
Non-PEO NEO [Member] | Ms. Teranishi [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	HEI relative TSR
Non-PEO NEO [Member] | Ms. Teranishi [Member] | Measure [Axis]: 9
Pay vs Performance Disclosure [Table]
Measure Name	ASB adjusted net income
Non-PEO NEO [Member] | Ms. Teranishi [Member] | Measure [Axis]: 10
Pay vs Performance Disclosure [Table]
Measure Name	ASB 3-year average return on equity
Non-PEO NEO [Member] | Ms. Teranishi [Member] | Measure [Axis]: 11
Pay vs Performance Disclosure [Table]
Measure Name	ASB Return on Assets